Expense Example, No Redemption (USD $)	12 Months Ended
Dec. 31, 2010
Vanguard Institutional Index Fund | Vanguard Institutional Index Fund - Institutional Shares
Expense Example, No Redemption:
1 YEAR	$ 4
3 YEAR	13
5 YEAR	23
10 YEAR	51
Vanguard Institutional Index Fund | Vanguard Institutional Index Fund - Institutional Plus Shares
Expense Example, No Redemption:
1 YEAR	2
3 YEAR	6
5 YEAR	11
10 YEAR	26
Vanguard Institutional Total Stock Market Index Fu | Vanguard Institutional Total Stock Market Index Fund - Institutional Shares
Expense Example, No Redemption:
1 YEAR	5
3 YEAR	15
5 YEAR	25
10 YEAR	58
Vanguard Institutional Total Stock Market Index Fu | Vanguard Institutional Total Stock Market Index Fund - Institutional Plus Shares
Expense Example, No Redemption:
1 YEAR	3
3 YEAR	8
5 YEAR	14
10 YEAR	$ 32